                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March  31, 2002


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ]  is a restatement.
                                    [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Creedon Capital Management, LLC
Address:   123 Second Street, Suite 120
           Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Goldstein
Title:   Chief Financial Officer
Phone:   415-332-0111

Signature, Place, and Date of Signing:

/s/ David Goldstein                   Sausalito, California               May 14, 2002
-----------------------------         ---------------------         ---------------------
         [Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                     0
                                                   ----------

Form 13F Information Table Entry Total:                61
                                                   ----------

Form 13F Information Table Value Total:             $802,667
                                                   ----------
                                                   (thousands)



List of Other Included Managers:

None

FORM 13F INFORMATION TABLE - CREEDON CAPITAL MANAGEMENT (QUARTER ENDING 3/31/02)

NAME OF ISSUER                                   TITLE OF CLASS
--------------                                   --------------
AES TR III                                       PFD CV 6.75%
AES CORP                                         SD CV 4.500% 8/1
AGILENT TECHNOLOGIES INC                         SR DEB CV 144A 21
AKAMAI TECHNOLOGIES INC                          SB NT CV 144A 07
AKAMAI TECHNOLOGIES INC                          NOTE 5.500% 7/0
ANADIGICS INC                                    SR NT CV 144A 5% 06
ATMEL CORP                                       SD CV ZRO 144A 21
AVAYA INC                                        NOTE
CENDANT CORP                                     DEBT
CHARMING SHOPPES INC                             NOTE 7.500% 7/1
CHARTER COMMUNICATIONS INC D                     NOTE 5.750% 10/1
CHECKPOINT SYS INC                               SDCV 5.250% 11/0
CONTINENTAL AIRLS INC                            NOTE 4.500% 2/0
CORNING INC                                      NOTE 3.500% 11/0
GLOBAL CROSSING LTD                              PFD CONV 7%
SEALED AIR CORP NEW                              PFD CV A $2
CV THERAPEUTICS INC                              SB NT CV 144A 07
CV THERAPEUTICS INC                              NOTE 4.750% 3/0
E TRADE GROUP INC                                SB NT CV 144A 08
E TRADE GROUP INC                                NOTE 6.750% 5/1
ECHOSTAR COMMUNICATIONS NEW                      NOTE 5.750% 5/1
ECHOSTAR COMMUNICATIONS NEW                      NOTE 4.875% 1/0
ECHOSTAR COMMUNICATIONS NEW                      SR NT CV 144A 08
GENERAL MTRS CORP                                DEB SR CONV A
GENERAL MTRS CORP                                DEB SR CONV B
GENESCO INC                                      NOTE 5.500% 4/1
GLOBAL CROSSING LTD                              PFD CV 6.375%
HMT TECHNOLOGY CORP                              SB NT CV 5.75% 04
HUMAN GENOME SCIENCES INC                        NOTE 5.000% 2/0
HUTCHINSON TECHNOLOGY INC                        NOTE 6.000% 3/1
IMCLONE SYS INC                                  NOTE 5.000% 3/0
INCO LTD                                         NOTE 3/2
INTERMUNE INC                                    NOTE 5.750% 7/1
LSI LOGIC CORP                                   NOTE 4.250% 3/1
MEDIACOM COMMUNICATIONS CORP                     NOTE 5.250% 7/0
NETWORKS ASSOCS INC                              NOTE 5.250% 8/1
NORTEL NETWORKS CORP NEW                         NOTE 4.250% 9/0
NORTEL NETWORKS CORP NEW                         GTD SR CV 144A 08
NTL INC                                          NOTE 7.000% 12/1
ORBITAL SCIENCES CORP                            NOTE 5.000% 10/0
OWENS ILL INC                                    PFD CONV $.01
PHOTRONICS INC                                   NOTE 6.000% 6/0

PMC-SIERRA INC                                   NOTE 3.750% 8/1
PRIMUS TELECOMMUNICATIONS GR                     SDCV 5.750% 2/1
PROVIDIAN FINL CORP                              NOTE 3.250% 8/1
RATIONAL SOFTWARE CORP                           NOTE 5.000% 2/0
READ-RITE CORP                                   NOTE 6.500% 9/0
REDBACK NETWORKS INC                             NOTE 5.000% 4/0
SCI SYS INC                                      NOTE 3.000% 3/1
SEACOR SMIT INC                                  NOTE 5.375% 11/1
SEPRACOR INC                                     SD CV 5.000% 2/1
SEPRACOR INC                                     SD CV 7.000% 12/1
SIEBEL SYS INC                                   NOTE 5.500% 9/1
SOVEREIGN BANCORP INC                            UNIT 11/12/2029
STMICROELECTRONICS N V                           NOTE 9/2
VERITAS SOFTWARE CORP / VERA                     NOTE 1.856% 8/1
VERTEX PHARMACEUTICALS INC                       NOTE 5.000% 9/1
WESTERN DIGITAL CORP                             SD CV 2/1
WESTERN DIGITAL CORP                             SD CV ZERO 144A 18
XO COMMUNICATIONS INC                            NOTE 5.750% 1/1
XO COMMUNICATIONS INC                            SB NT CV 144A 09

FORM 13F INFORMATION TABLE - CREEDON CAPITAL MANAGEMENT (QUARTER ENDING 3/31/02)

CUSIP          MARKET VALUE X1000     SHARES/PRINCIPAL QTY     SHR/PRN     PUT/CALL     INVESTMENT DISCRETION
-----          ------------------     --------------------     -------     --------     ---------------------
00808n202             5203                    228700             SHR                            SOLE
00130HAN5             7713                  11775000             PRN                            NONE
00846UAA9            11363                   9000000             PRN                            NONE
00971TAA9             3605                   7000000             PRN                            NONE
00971TAC5            21118                  41005000             PRN                            NONE
032515aa6             7040                   8000000             PRN                            NONE
049513ad6             9003                  26000000             PRN                            NONE
053499aa7            11810                  28500000             PRN                            NONE
151313af0            23522                  32500000             PRN                            NONE
161133AA1            12059                  10555000             PRN                            NONE
16117MAB3            20862                  23945000             PRN                            NONE
162825ab9             9772                   9651000             PRN                            NONE
210795PD6             7790                   8000000             PRN                            NONE
219350AK1            25870                  26000000             PRN                            NONE
g3921a142              656                    437260             SHR                            SOLE
81211k209            25163                    550000             SHR                            SOLE
126667aa2             3741                   4500000             PRN                            NONE
126667ab0            25977                  31250000             PRN                            NONE
269246AC8             2559                   2275000             PRN                            NONE
269246AD6            19069                  16950000             PRN                            NONE
278762AG4             5156                   5500000             PRN                            NONE
278762AD1            12285                  13500000             PRN                            NONE
278762AE9            18281                  19500000             PRN                            NONE
370442741             6751                    254000             PRN                            NONE
370442733             7516                    275000             PRN                            NONE
371532AL6            16721                  12525000             PRN                            NONE
g3921a126              328                    218805             SHR                            SOLE
403917ad9             4951                  30007000             PRN                            NONE
444903AF5            17334                  21400000             PRN                            NONE
448407ac0            26186                  26450000             PRN                            NONE
45245WAD1            20339                  23513000             PRN                            NONE
453258am7             4425                   7500000             PRN                            NONE
45884XAA1            16537                  16075000             PRN                            NONE
502161AD4            29281                  25000000             PRN                            NONE
58446KAA3            13618                  13500000             PRN                            NONE
64123LAB7             5841                   3750000             PRN                            NONE
656568AB8             5023                   7000000             PRN                            NONE
656568AA0            18275                  25470000             PRN                            NONE
629407AL1             1464                   8135000             PRN                            NONE
685564ac0            17549                  19075000             PRN                            NONE
690768502             7399                    279200             SHR                            SOLE
719405AA0            20357                  16400000             PRN                            NONE

69344FAB2       6480        8000000       PRN                 NONE
741929al7       5604       28020000       PRN                 NONE
74406AAA0       7505       11078000       PRN                 NONE
75409PAC7      14271       16357000       PRN                 NONE
755246AA3       5353        5353000       PRN                 NONE
757209AB7       2688        5000000       PRN                 NONE
783890AF3      19500       26000000       PRN                 NONE
811904ae1       4880        4225000       PRN                 NONE
817315AL8      10570       16778000       PRN                 NONE
817315AH7      13725       18000000       PRN                 NONE
826170AC6      45584       30039000       PRN                 NONE
845905306      23166         291400       SHR                 SOLE
861012ab8      60717       59020000       PRN                 NONE
92343RAA1      37798       29315000       PRN                 NONE
92532FAD2      11391       14675000       PRN                 NONE
958102ah8        172         405000       PRN                 NONE
958102af2       2125        5000000       PRN                 NONE
983764AC5        806       40300000       PRN                 NONE
983764AA9        820       41000000       PRN                 NONE

              802667

FORM 13F INFORMATION TABLE - CREEDON CAPITAL MANAGEMENT (QUARTER ENDING 3/31/02)

                                VOTING AUTHORITY:
   OTHER MANAGERS          SOLE       SHARED      NONE
   --------------          ----       ------      ----
        N/A               228700
        N/A                                     11775000
        N/A                                      9000000
        N/A                                      7000000
        N/A                                     41005000
        N/A                                      8000000
        N/A                                     26000000
        N/A                                     28500000
        N/A                                     32500000
        N/A                                     10555000
        N/A                                     23945000
        N/A                                      9651000
        N/A                                      8000000
        N/A                                     26000000
        N/A               437260
        N/A               550000
        N/A                                      4500000
        N/A                                     31250000
        N/A                                      2275000
        N/A                                     16950000
        N/A                                      5500000
        N/A                                     13500000
        N/A                                     19500000
        N/A                                       254000
        N/A                                       275000
        N/A                                     12525000
        N/A               218805
        N/A                                     30007000
        N/A                                     21400000
        N/A                                     26450000
        N/A                                     23513000
        N/A                                      7500000
        N/A                                     16075000
        N/A                                     25000000
        N/A                                     13500000
        N/A                                      3750000
        N/A                                      7000000
        N/A                                     25470000
        N/A                                      8135000
        N/A                                     19075000
        N/A               279200
        N/A                                     16400000

        N/A                                      8000000
        N/A                                     28020000
        N/A                                     11078000
        N/A                                     16357000
        N/A                                      5353000
        N/A                                      5000000
        N/A                                     26000000
        N/A                                      4225000
        N/A                                     16778000
        N/A                                     18000000
        N/A                                     30039000
        N/A               291400
        N/A                                     59020000
        N/A                                     29315000
        N/A                                     14675000
        N/A                                       405000
        N/A                                      5000000
        N/A                                     40300000
        N/A                                     41000000